Shareholder Report, Average Annual Return (Details) 195932_Roundhill Ether Covered Call Strategy ETF_TF_TSR Annual {TF}	12 Months Ended	16 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Roundhill Ether Covered Call Strategy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Roundhill Ether Covered Call Strategy ETF NAV
Average Annual Return, Percent	(30.73%)	(10.87%)
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent	22.52%	19.12%